S000039682 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	143 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar LSTA US Leveraged Loan TR USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.95%	5.86%	5.15%	4.81%
Performance Inception Date				Feb. 01, 2013
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%	1.52%
Performance Inception Date				Feb. 01, 2013
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.10%	4.63%	4.04%	3.79%
Performance Inception Date				Feb. 01, 2013
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.63%	2.20%	1.92%	1.83%
Performance Inception Date				Feb. 01, 2013
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.72%	2.47%	2.14%	2.01%
Performance Inception Date				Feb. 01, 2013
Class N
Prospectus [Line Items]
Average Annual Return, Percent	7.80%	4.38%	3.78%	3.55%
Performance Inception Date				Feb. 01, 2013